Summary of Activity under Stock Option Plans (Detail) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 Kyocera International Inc USD ($)	Mar. 31, 2013 AVX Corporation USD ($)	Mar. 31, 2013 AVX Corporation JPY (¥)	Mar. 31, 2012 AVX Corporation JPY (¥)	Mar. 31, 2011 AVX Corporation JPY (¥)
Number of Options
Outstanding at March 31, 2012	269	4,344	4,344
Granted		538	538
Exercised		(16)	(16)
Expired and cancelled	(26)	(619)	(619)
Outstanding at March 31, 2013	243	4,247	4,247
Exercisable at March 31, 2013	243	2,994	2,994
Weighted Average Exercise Price
Outstanding at March 31, 2012	$ 2.20	$ 14.12
Granted		$ 10.79
Exercised		$ 9.71
Expired and cancelled	$ 2.85	$ 16.24
Outstanding at March 31, 2013	$ 2.13	$ 13.40
Exercisable at March 31, 2013	$ 2.13	$ 13.83
Weighted Average Contractual Life Remaining (years)
Outstanding at March 31, 2013	1 year 8 months 5 days	5 years 1 month 6 days	5 years 1 month 6 days
Exercisable at March 31, 2013	1 year 8 months 5 days	3 years 9 months 15 days	3 years 9 months 15 days
Aggregate Intrinsic Value
Exercised			¥ 2	¥ 24	¥ 149
Granted
Expired and cancelled			11
Outstanding at March 31, 2013			165
Exercisable at March 31, 2013			¥ 86